CASH FLOW ITEMS - Reconciliation of Long-Term Debt Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 23, 2020
Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	$ 1,028.9	$ 830.8
Proceeds	130.0	280.0
Repayments	(551.3)	(65.1)
Non-cash changes:
Amortization of deferred financing charges	16.6	5.3
Foreign currency translation	0.2
Change in fair value of embedded derivative	26.7	(21.6)
Other	(1.3)	(0.5)
Ending balance	649.8	1,028.9
Equipment loans | Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	2.1	7.2
Proceeds	0.0	0.0
Repayments	(1.3)	(5.1)
Non-cash changes:
Amortization of deferred financing charges	0.0	0.0
Foreign currency translation	0.2
Change in fair value of embedded derivative	0.0	0.0
Other	0.0	0.0
Ending balance	$ 1.0	2.1
5.75% senior notes | Fixed interest rate
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Interest rate	5.75%		5.75%
5.75% senior notes | Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	$ 448.4	448.0
Proceeds	0.0	0.0
Repayments	0.0	0.0
Non-cash changes:
Amortization of deferred financing charges	1.0	0.9
Foreign currency translation	0.0
Change in fair value of embedded derivative	0.0	0.0
Other	(0.6)	(0.5)
Ending balance	448.8	448.4
Credit facility | Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	220.0	0.0
Proceeds	130.0	280.0
Repayments	(150.0)	(60.0)
Non-cash changes:
Amortization of deferred financing charges	0.0	0.0
Foreign currency translation	0.0
Change in fair value of embedded derivative	0.0	0.0
Other	0.0	0.0
Ending balance	$ 200.0	220.0
Term Loan | Fixed interest rate
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Interest rate	8.25%
Term Loan | Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	$ 358.4	375.6
Proceeds	0.0	0.0
Repayments	(400.0)	0.0
Non-cash changes:
Amortization of deferred financing charges	15.6	4.4
Foreign currency translation	0.0
Change in fair value of embedded derivative	26.7	(21.6)
Other	(0.7)	0.0
Ending balance	$ 0.0	$ 358.4